ACQUISITIONS	3 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
2. ACQUISITIONS
2014 Acquisitions
In 2014, following the Offering, PBFX completed the Acquisitions from PBF, pursuant to which PBFX acquired from PBF LLC the following assets:

•	the DCR West Rack, which consists of a heavy crude oil rail unloading facility at the Delaware City refinery with total throughput capacity of at least 40,000 bpd; and

•	the Toledo Storage Facility, which consists of a tank farm and related facilities, including a propane storage and loading facility, located at PBF Energy's Toledo refinery.
See the annual Financial Statements for the year ended December 31, 2014 of PBF Logistics LP for additional information regarding the 2014 acquisitions from PBF LLC and the commercial agreements executed in connection with these acquisitions.
Delaware City Products Pipeline and Truck Rack Acquisition
On May 5, 2015, the Partnership entered into a contribution agreement between the Partnership and PBF LLC (the "Contribution Agreement IV"). Pursuant to the terms of the Contribution Agreement IV, PBF LLC contributed to the Partnership all of the issued and outstanding limited liability company interests of Delaware Pipeline Company LLC (“DPC”) and Delaware City Logistics Company LLC (“DCLC”), whose assets consist of a products pipeline, truck rack and related facilities located at PBF Energy’s Delaware City refinery for total consideration payable to PBF LLC of $143,000, consisting of $112,500 of cash and $30,500 of Partnership common units, or 1,288,420 common units. The cash consideration was funded by the Partnership with $88,000 in proceeds from the Partnership’s 6.875% Senior Notes due 2023, sale of approximately$700 in marketable securities and $23,800 in borrowings under the Partnership’s Revolving Credit Facility. The Delaware City Products Pipeline and Truck Rack acquisition closed on May 14, 2015. The Partnership borrowed an additional $700 under its Revolving Credit Facility to repay $700 of its outstanding term loan in order to release the $700 in marketable securities that had collateralized the Partnership’s term loan.
The Delaware City Products Pipeline consists of a 23.4 mile, 16-inch interstate petroleum products pipeline with 125,000 bpd of capacity located at PBF Holding's Delaware City, Delaware refinery. The pipeline transports refined petroleum products from the Delaware City refinery to Sunoco Logistics Partners, L.P.’s ("Sunoco Logistics") Twin Oaks pump station at Delaware County, PA, with connections to Buckeye Partners, L.P.’s Laurel pipeline and Sunoco Logistics’ northeast pipeline systems that serve Western Pennsylvania and New York. The Delaware City Truck Rack consists of a 15-lane, 76,000 bpd capacity truck loading rack utilized to distribute gasoline and distillates. The Delaware City Products Pipeline and Delaware City Truck Rack are collectively referred to as the "Delaware City Products Pipeline and Truck Rack." The transactions entered into after the Offering are collectively referred to as “Acquisitions from PBF.”
Total transaction costs of approximately $530 associated with the Delaware City Products Pipeline and Truck Rack Acquisition were expensed as incurred. In connection with such acquisition, the Partnership entered into two commercial agreements with PBF Holding and amended and restated each of the omnibus agreement and the operational services agreement with PBF Holding. See Note 9—Related Party Transactions, for a summary of the terms of these agreements.
As the Delaware City Products Pipeline and Truck Rack Acquisition was considered a transfer of businesses between entities under common control, the Delaware City Products Pipeline and Truck Rack was transferred at its historical carrying value, which was $15,975 as of May 14, 2015. The historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, and cash flows of the Delaware City Products Pipeline and Truck Rack as if it was owned by the Partnership for all periods presented. Net income attributable to the Delaware City Products Pipeline and Truck Rack prior to the effective Date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to net income per unit.
The following tables present the Partnership's statement of financial position and results of operations giving effect to the Acquisitions from PBF. For the three months ended March 31, 2015 and 2014, the consolidated results of the DCR West Rack prior to the DCR West Rack acquisition are included under “DCR West Rack,” the consolidated results of the Toledo Storage Facility prior to the Toledo Storage Facility acquisition are included under “Toledo Storage Facility,” and the consolidated results of the Delaware City Products Pipeline and Truck Rack prior to the Delaware City Products Pipeline and Truck Rack acquisition are included under “Delaware City Products Pipeline and Truck Rack.” The consolidated results of the DCR West Rack and the Toledo Storage Facility after the effective date of each acquisitions from PBF are included in “PBF Logistics LP." The consolidated results of the DCR Rail Terminal and, the Toledo Truck Rack are included in “PBF Logistics LP.”

	March 31, 2015
	PBF Logistics	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$20,179	$—	$20,179
Accounts receivable - affiliates	13,950	—	13,950
Prepaid expenses and other current assets	240	63	303
Total current assets	34,369	63	34,432

Property, plant and equipment, net	130,978	15,922	146,900
Marketable securities	234,939	—	234,939
Other assets, net	1,991	—	1,991
Total assets	$402,277	$15,985	$418,262

Liabilities
Current liabilities:
Accounts payable - affiliates	$2,922	$—	$2,922
Accounts payable and accrued liabilities	1,357	147	1,504
Total current liabilities	4,279	147	4,426

Long-term debt	510,000	—	510,000
Other long-term liabilities	—	—	—
Total liabilities	514,279	147	514,426

Equity
Net investment	—	15,838	15,838
Common unitholders - Public	340,000	—	340,000
Common unitholders - PBF LLC	(165,932)	—	(165,932)
Subordinated unitholders - PBF LLC	(286,070)	—	(286,070)
Total equity	(112,002)	15,838	(96,164)
Total liabilities and equity	$402,277	$15,985	$418,262

	December 31, 2014
	PBF Logistics	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$14,165	$—	$14,165
Accounts receivable - affiliates	11,630	—	11,630
Prepaid expenses and other current assets	295	102	397
Total current assets	26,090	102	26,192

Property, plant and equipment, net	130,779	16,088	146,867
Marketable securities	234,930	—	234,930
Other assets, net	2,152	—	2,152
Total assets	$393,951	$16,190	$410,141

Liabilities
Current liabilities:
Accounts payable - affiliates	$3,223	$—	$3,223
Accounts payable and accrued liabilities	1,021	477	1,498
Total current liabilities	4,244	477	4,721

Long-term debt	510,000	—	510,000
Other long-term liabilities	—	—	—
Total liabilities	514,244	477	514,721

Equity
Net investment	—	15,713	15,713
Common unitholders - Public	336,369	—	336,369
Common unitholders - PBF LLC	(167,787)	—	(167,787)
Subordinated unitholders - PBF LLC	(288,875)	—	(288,875)
Total equity	(120,293)	15,713	(104,580)
Total liabilities and equity	$393,951	$16,190	$410,141

	Three Months Ended March 31, 2015
	PBF Logistics LP	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$30,565	$2,281	$32,846

Costs and expenses:
Operating and maintenance expenses	7,481	953	8,434
General and administrative expenses	2,963	99	3,062
Depreciation and amortization	1,447	186	1,633
Total costs and expenses	11,891	1,238	13,129

Income from operations	18,674	1,043	19,717

Other income (expense):
Interest expense, net and other financing costs	(1,803)	10	(1,793)
Amortization of loan fees	(162)	—	(162)
Net Income	16,709	1,053	17,762
Less: Net income attributable to Predecessor	—	1,053	1,053
Limited partners' interest in net income attributable to the Partnership	$16,709	$—	$16,709

	Three Months Ended March 31, 2014
	PBF Logistics LP	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$—	$—	$—	$2,182	$2,182

Costs and expenses:
Operating and maintenance expenses	1,536	—	2,470	842	4,848
General and administrative expenses	633	30	30	104	797
Depreciation and amortization	291	—	385	185	861
Total costs and expenses	2,460	30	2,885	1,131	6,506

(Loss) income from operations	(2,460)	(30)	(2,885)	1,051	(4,324)

Other income (expense):
Interest expense, net and other financing costs	—	—	—	2	2
Amortization of loan fees	—	—	—	—	—
Net (Loss) income	(2,460)	(30)	(2,885)	1,053	(4,322)
Less: Net (loss) income attributable to Predecessor	(2,460)	(30)	(2,885)	1,053	(4,322)
Limited partners' interest in net income attributable to the Partnership	$—	$—	$—	$—	$—